Commitments and Contingencies - Leases and Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Leases
2019	$ 24
2020	20
2021	18
2022	16
2023	12
Thereafter	26
Operating Leases	116
Unconditional Purchase Obligations
2019	129
2020	89
2021	78
2022	76
2023	75
Thereafter	444
Unconditional Purchase Obligations	$ 891